EQUITY	12 Months Ended
Dec. 31, 2018
EQUITY.
EQUITY

19 EQUITY

Accounting policy

Incremental costs directly attributable to the issue of ordinary shares, net of any tax effects, are recognised as a deduction from equity.

When shares recognised as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognised as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognised as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

19.1 Share capital

	Ordinary shares (20¢)		Deferred shares (£1.00)		Total
	Thousand	$ million	Thousand	$ million	$ million
Authorised
At 31 December 2016	1,223,591	245	50	–	245
At 31 December 2017	1,223,591	245	50	–	245
At 31 December 2018	1,223,591	245	50	–	245
Allotted, issued and fully paid
At 1 January 2016	915,447	183	50	–	183
Share options	1,283	–	–	–	–
Shares cancelled	(13,007)	(3)	–	–	(3)
At 31 December 2016	903,723	180	50	–	180
Share options	655	–	–	–	–
Shares cancelled	(13,523)	(2)	–	–	(2)
At 31 December 2017	890,855	178	50	–	178
Share options	418	–	–	–	–
Shares cancelled	(3,321)	(1)	–	–	(1)
At 31 December 2018	887,952	177	50	–	177

The deferred shares were issued in 2006 in order to comply with English Company law. They are not listed on any stock exchange and have extremely limited rights and effectively have no value. These rights are summarised as follows:

-	The holder shall not be entitled to participate in the profits of the Company;
-

The holder shall not have any right to participate in any distribution of the Company’s assets on a winding up or other distribution except that after the return of the nominal amount paid up on each share in the capital of the Company of any class other than the deferred shares and the distribution of a further $1,000 in respect of each such share there shall be distributed to a holder of a deferred share (for each deferred share held) an amount equal to the nominal value of the deferred share;

-	The holder shall not be entitled to receive notice, attend, speak or vote at any general meeting of the Company; and
-

The Company may create, allot and issue further shares or reduce or repay the whole or any part of its share capital or other capital reserves without obtaining the consent of the holders of the deferred shares.

The Group’s objectives when managing capital are to ensure the Group has adequate funds to continue as a going concern and sufficient flexibility within the capital structure to fund the ongoing growth of the business and to take advantage of business development opportunities including acquisitions.

The Group determines the amount of capital taking into account changes in business risks and future cash requirements. The Group reviews its capital structure on an ongoing basis and uses share buy-backs, dividends and the issue of new shares to adjust the retained capital.

The Group considers the capital that it manages to be as follows:

	2018	2017	2016
	$ million	$ million	$ million
Share capital	177	178	180
Share premium	608	605	600
Capital redemption reserve	18	17	15
Treasury shares	(214)	(257)	(432)
Retained earnings and other reserves	4,285	4,101	3,595
	4,874	4,644	3,958

19.2 Treasury shares

Treasury shares represent the holding of the Company’s own shares in respect of the Smith & Nephew Employees’ Share Trust and shares bought back as part of the share buy-back programme. In 2018 the Group purchased a total of 2.7m shares for a cost of $48m as part of the ongoing programme to buy back an equivalent number of shares to those vesting as part of the employee share plans. In 2017 the Group purchased a total of 3.2m shares for a cost of $52m as part of the same programme.

The Smith & Nephew 2004 Employees’ Share Trust (Trust) was established to hold shares relating to the long-term incentive plans referred to in the ‘Directors’ Remuneration Report’. The Trust is administered by an independent professional trust company resident in Jersey and is funded by a loan from the Company. The cost of the Trust is charged to the income statement as it accrues. A dividend waiver is in place in respect of those shares held under the long-term incentive plans. The Trust only accepts dividends in respect of nil-cost options and deferred bonus plan shares. The waiver represents less than 1% of the total dividends paid.

The movements in Treasury shares and the Employees’ Share Trust are as follows:

		Employees’
	Treasury	Share Trust	Total
	$ million	$ million	$ million
At 1 January 2017	411	21	432
Shares purchased	52	–	52
Shares transferred from treasury	(19)	19	–
Shares transferred to Group beneficiaries	(9)	(17)	(26)
Shares cancelled	(201)	–	(201)
At 31 December 2017	234	23	257
Shares purchased	48	–	48
Shares transferred from treasury	(29)	29	–
Shares transferred to Group beneficiaries	(13)	(27)	(40)
Shares cancelled	(51)	–	(51)
At 31 December 2018	189	25	214

	Number	Number	Number
	of shares	of shares	of shares
	million	million	million
At 1 January 2017	27.8	1.5	29.3
Shares purchased	3.2	–	3.2
Shares transferred from treasury	(1.3)	1.3	–
Shares transferred to Group beneficiaries	(0.6)	(1.2)	(1.8)
Shares cancelled	(13.5)	–	(13.5)
At 31 December 2017	15.6	1.6	17.2
Shares purchased	2.7	–	2.7
Shares transferred from treasury	(1.9)	1.9	–
Shares transferred to Group beneficiaries	(0.9)	(1.8)	(2.7)
Shares cancelled	(3.3)	–	(3.3)
At 31 December 2018	12.2	1.7	13.9

19.3 Dividends

	2018	2017	2016
	$ million	$ million	$ million
The following dividends were declared and paid in the year:
Ordinary final of 22.7¢ for 2017 (2016: 18.5¢, 2015: 19.0¢) paid 9 May 2018	198	162	170
Ordinary interim of 14.0¢ for 2018 (2017: 12.3¢, 2016: 12.3¢) paid 31 October 2018	123	107	109
	321	269	279

A final dividend for 2018 of 22.0¢ per ordinary share was proposed by the Board on 7 February 2019 and will be paid, subject to shareholder approval, on 8 May 2019 to shareholders on the Register of Members on 5 April 2019. The estimated amount of this dividend is $192m. The Group pursues a progressive dividend policy, with the aim of increasing the US Dollar value of ordinary dividends over time broadly based on the Group’s underlying growth in earnings, while taking into account capital requirements and cash flows. Future dividends will be dependent upon future earnings, the future financial condition of the Group and the Board’s dividend policy. The Board reviews the appropriate level of total annual dividend each year at the time of the full year results. The Board intends that the interim dividend will be set by a formula and will be equivalent to 40% of the total dividend for the previous year. Smith & Nephew plc, the Parent Company of the Group, is a non-trading investment holding company which derives its distributable reserves from dividends paid by subsidiary companies. The distributable reserves of the Parent Company approximate to the balance on the profit and loss account reserve, less treasury shares and exchange reserves, which at 31 December 2018 amounted to $2,274m.